Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2020

VSF-S-QTLY-0920
1.907975.110

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	2,051,694	$104,367,294
Evolution Mining Ltd.	11,094,031	46,764,170
Macquarie Group Ltd.	1,221,254	107,748,103

TOTAL AUSTRALIA		258,879,567

Austria - 0.7%
Erste Group Bank AG	3,873,489	86,236,473
Bailiwick of Jersey - 1.5%
Ferguson PLC	806,400	71,086,966
Glencore Xstrata PLC	44,332,495	101,457,403

TOTAL BAILIWICK OF JERSEY		172,544,369

Belgium - 1.5%
KBC Groep NV	3,220,404	183,615,708
Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	77,807	100,171,248
ORSTED A/S (a)	627,111	89,378,966

TOTAL DENMARK		189,550,214

Finland - 0.7%
Sampo Oyj (A Shares)	2,323,287	83,973,486
France - 14.9%
ALTEN (b)	234,808	18,310,396
Atos Origin SA (b)	992,155	84,614,530
AXA SA	10,983,562	220,370,822
BNP Paribas SA (b)	5,797,700	232,985,005
Capgemini SA	769,448	99,247,654
Natixis SA (b)	10,630,666	25,733,518
Sanofi SA	3,098,806	325,365,485
SR Teleperformance SA	462,888	134,842,530
Total SA (c)	8,059,594	305,004,768
VINCI SA	1,680,137	144,601,097
Vivendi SA	4,114,986	109,196,931
Worldline SA (a)(b)	800,431	68,565,339

TOTAL FRANCE		1,768,838,075

Germany - 13.0%
Bayer AG	2,816,482	187,108,667
Hannover Reuck SE	816,439	137,911,267
HeidelbergCement AG	1,690,977	93,841,421
Infineon Technologies AG	3,977,700	101,412,984
Linde PLC	741,611	180,569,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	501,076	132,821,888
Rheinmetall AG	833,241	78,756,863
SAP SE	540,541	85,326,193
Siemens AG	2,789,000	355,419,106
Vonovia SE	2,846,952	185,049,832

TOTAL GERMANY		1,538,217,346

Hong Kong - 0.8%
AIA Group Ltd.	9,964,600	89,850,234
India - 0.4%
Reliance Industries Ltd. sponsored GDR (a)	863,600	47,584,360
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	170,708,852	37,080,568
Ireland - 2.0%
CRH PLC	5,147,108	187,398,598
Ryanair Holdings PLC sponsored ADR (b)	688,400	51,630,000

TOTAL IRELAND		239,028,598

Italy - 4.0%
Assicurazioni Generali SpA	5,327,724	79,451,533
Enel SpA	33,484,550	306,736,055
Mediobanca SpA	11,409,145	92,140,950

TOTAL ITALY		478,328,538

Japan - 23.7%
DENSO Corp.	2,659,756	98,391,293
Fanuc Corp.	700,007	118,107,378
Fujitsu Ltd.	860,400	115,203,398
Hoya Corp.	1,504,342	148,082,222
Ibiden Co. Ltd.	1,453,744	39,030,187
Idemitsu Kosan Co. Ltd.	2,750,276	57,290,063
Itochu Corp.	7,027,353	154,084,014
Kao Corp.	1,246,436	90,421,496
Minebea Mitsumi, Inc.	5,907,351	96,876,765
Mitsubishi Estate Co. Ltd.	3,610,833	51,870,664
Mitsubishi UFJ Financial Group, Inc.	33,721,224	126,364,213
Mitsui Fudosan Co. Ltd.	2,609,596	40,798,363
OBIC Co. Ltd.	619,142	110,603,894
Oracle Corp. Japan	857,911	102,766,156
ORIX Corp.	9,046,497	97,838,944
Recruit Holdings Co. Ltd.	1,735,216	54,131,536
Shin-Etsu Chemical Co. Ltd.	1,408,258	164,820,785
Shinsei Bank Ltd.	6,552,620	74,026,644
SoftBank Group Corp.	1,921,537	121,197,264
Sony Corp.	1,624,995	126,254,054
Sumitomo Mitsui Financial Group, Inc.	5,114,085	136,272,175
Suzuki Motor Corp.	2,344,282	76,923,923
Takeda Pharmaceutical Co. Ltd.	1,903,773	69,043,771
Tokio Marine Holdings, Inc.	3,181,515	134,339,364
Tokyo Electron Ltd.	292,863	81,040,259
Toyota Motor Corp.	5,484,624	325,588,969

TOTAL JAPAN		2,811,367,794

Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	2,098,725	101,614,050
Netherlands - 1.8%
AerCap Holdings NV (b)	1,183,433	31,869,851
Koninklijke Philips Electronics NV	2,250,597	116,290,317
NN Group NV	1,965,300	71,765,779

TOTAL NETHERLANDS		219,925,947

Portugal - 0.4%
Galp Energia SGPS SA Class B	4,448,264	46,576,898
Russia - 0.3%
MMC Norilsk Nickel PJSC sponsored ADR	1,394,768	36,640,555
Singapore - 0.8%
United Overseas Bank Ltd.	6,520,023	91,798,734
Spain - 2.2%
Banco Santander SA (Spain)	74,455,949	159,668,688
Cellnex Telecom SA (a)(c)	1,421,938	89,142,003
Unicaja Banco SA (a)	29,290,391	16,230,031

TOTAL SPAIN		265,040,722

Sweden - 2.9%
Ericsson (B Shares)	14,594,085	169,803,224
Investor AB (B Shares)	2,964,360	174,411,851

TOTAL SWEDEN		344,215,075

Switzerland - 8.5%
Novartis AG	5,220,860	430,028,055
Roche Holding AG (participation certificate)	267,650	92,702,335
Swiss Life Holding AG	167,273	60,888,067
UBS Group AG	13,313,682	155,503,806
Zurich Insurance Group Ltd.	728,564	269,425,138

TOTAL SWITZERLAND		1,008,547,401

United Kingdom - 12.4%
Anglo American PLC (United Kingdom)	6,484,585	158,748,594
AstraZeneca PLC (United Kingdom)	1,124,499	124,234,300
Beazley PLC	7,674,617	41,932,311
BHP Billiton PLC	18,706,848	404,506,173
BP PLC	67,973,680	246,167,237
Imperial Brands PLC	3,611,063	60,315,008
Lloyds Banking Group PLC	231,832,982	78,988,010
RELX PLC (London Stock Exchange)	2,000,974	42,301,291
Royal Dutch Shell PLC Class B sponsored ADR	2,723,086	77,063,334
RSA Insurance Group PLC	13,993,651	78,601,204
Standard Chartered PLC (United Kingdom)	17,285,905	87,295,929
Standard Life PLC	19,984,193	65,502,909

TOTAL UNITED KINGDOM		1,465,656,300

TOTAL COMMON STOCKS
(Cost $11,322,758,314)		11,565,111,012

Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Porsche Automobil Holding SE (Germany)
(Cost $225,712,636)	3,163,289	179,051,539

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.14% (d)	45,574,169	45,587,841
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	106,332,252	106,342,885
TOTAL MONEY MARKET FUNDS
(Cost $151,926,601)		151,930,726
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $11,700,397,551)		11,896,093,277
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(34,226,079)
NET ASSETS - 100%		$11,861,867,198

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,900,699 or 2.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$378,383
Fidelity Securities Lending Cash Central Fund	1,683,639
Total	$2,062,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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